Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$82,031,908.20	0.3597891	$56,897,619.84	0.2495510	$25,134,288.35
Class A-2 Notes	$263,000,000.00	1.0000000	$263,000,000.00	1.0000000	$-
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$774,811,908.20	0.8414734	$749,677,619.84	0.8141767	$25,134,288.35

Weighted Avg. Coupon (WAC)	4.69%		4.68%
Weighted Avg. Remaining Maturity (WARM)	54.48		53.70
Pool Receivables Balance	$839,507,336.67		$813,254,833.45
Remaining Number of Receivables	59,513		58,300

Adjusted Pool Balance	$808,372,118.06		$783,237,829.71

III. COLLECTIONS

Principal:
Principal Collections	$25,755,964.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$390,416.26
Total Principal Collections	$26,146,380.27

Interest:
Interest Collections	$3,307,509.03
Late Fees & Other Charges	$36,616.46
Interest on Repurchase Principal	$-
Total Interest Collections	$3,344,125.49

Collection Account Interest	$4,459.21
Reserve Account Interest	$982.55
Servicer Advances	$-

Total Collections	$29,495,947.52

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$29,495,947.52
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$34,222,737.64
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$699,589.45		$699,589.45	$699,589.45
Collection Account Interest					$4,459.21
Late Fees & Other Charges					$36,616.46
Total due to Servicer					$740,665.12

2. Class A Noteholders Interest:
Class A-1 Notes		$21,758.96		$21,758.96
Class A-2 Notes		$151,225.00		$151,225.00
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$584,707.30		$584,707.30	$584,707.30

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$28,020,722.18

7. Regular Principal Distribution Amount:					$25,134,288.35

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,134,288.35
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,134,288.35		$25,134,288.35
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$25,134,288.35

8. Available Amounts Remaining to Reserve Account					2,886,433.83

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					2,886,433.83

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$31,135,218.61
Beginning Period Amount	$31,135,218.61
Current Period Amortization	$1,118,214.87
Ending Period Required Amount	$30,017,003.74
Ending Period Amount	$30,017,003.74
Next Distribution Date Amount	$28,919,951.59

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$2,886,433.83
Current Period Release to Depositor	$2,886,433.83
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	June 2011
Distribution Date	07/15/11
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		4.15%	4.28%	4.28%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.13%	57,792	99.20%	$806,769,355.00
30 - 60 Days	0.70%	408	0.61%	$4,989,351.72
61 - 90 Days	0.15%	88	0.16%	$1,283,052.10
91 + Days	0.02%	12	0.03%	$213,074.63
		58,300		$813,254,833.45
Total
Delinquent Receivables 61 + days past due	0.17%	100	0.18%	$1,496,126.73
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.14%	83	0.14%	$1,172,779.72
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.10%	58	0.09%	$822,169.03
Three-Month Average Delinquency Ratio	0.14%		0.14%

Repossession in Current Period		47		$728,081.61
Repossession Inventory		47		$586,811.89

Charge-Offs
Gross Principal of Charge-Off for Current Period				$496,539.21
Recoveries				$(390,416.26)
Net Charge-offs for Current Period				$106,122.95

Beginning Pool Balance for Current Period				$839,507,336.67

Net Loss Ratio				0.15%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				0.38%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$745,398.02
Cumulative Net Losses as a % of Initial Pool Balance				0.08%

Principal Balance of Extensions				$2,845,477.19
Number of Extensions				178

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